Note Payable - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 25, 2021
Disclosure In Entirety Of Notes Payable [Line Items]
Debt issuance costs	$ 500
Debt Instrument, Face Amount				$ 15,000
Interest Expense, Debt				$ 81
Debt Instrument, Interest Rate, Stated Percentage		7.00%		8.50%	7.00%	7.00%
Adjustment to additional paid in capital warrants issued			$ 268			$ 268	$ 75
Silicon Valley Bank [Member] | Notes Payable, Other Payables [Member] | Two Thousand And Ten First Modification Loan Agreement [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Write off of debt issuance costs						181
Repayment of notes payable						2,000
Silicon Valley Bank And Silicon Innovation Credit Fund [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Adjustment to additional paid in capital warrants issued						$ 268
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								$ 50,000
Long term debt maturity start date						Jun. 01, 2023
Debt instrument maturity end date		May 01, 2025
Number of months by which interest payment may be extended						12 months
Debt instrument final payment percentage								5.00%
Gross debt issuance costs								$ 559
Debt instrument final payment payable		$ 250			$ 250	$ 250
Interest expenses						$ 306
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Warrant Agreements With The Lenders [Member] | Warrants One [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights								73,274
Class of warrants or rights exercise price of each warrant or right								$ 4.4
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Warrant Agreements With The Lenders [Member] | Additional Warrants To Be Issued One [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Factor used in calculating additional number of shares to be issued								122,122
Debt amount minimum threshold outstanding above which additional shares will be issued								$ 5,000
Denominator used in calaculating additional number of shares to be issued								45,000
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | If Repaid Before Twenty Fifth of May Two Thousand And Twenty Two [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Prepayment fee percentage								3.00%
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | If Repaid After Twenty Fifth of May Two Thousand And Twenty Two And Prior To Twenty Fifth May Two Thousand And Twenty Three [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Prepayment fee percentage								2.00%
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | If Repaid After Twenty Fifth of May Two Thousand And Twenty Three [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Prepayment fee percentage								1.00%
Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Wall Street Prime Journal Rate [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt instrument variable interest rate spread percentage					3.75%
Long term debt variable interest rate spread percentage		7.00%			7.00%	7.00%
Tranche 1 [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								$ 35,000
Tranche 1 [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Sub tranche One [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								5,000
Repayment of notes payable						$ 5,000
Long term debt term		24 months			24 months	24 months
Tranche 1 [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Sub tranche Two [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								30,000
Tranche 1 [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Sub tranche Two [Member] | Sub tranche Of Fifteen Thousand Dollars [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								15,000
Tranche 1 [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Sub tranche Two [Member] | Sub tranche Of Fifteen Thousand Dollars Increment Of Five Thousand Dollars Each [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								5,000
Tranche 1 [Member] | Silicon Valley Bank [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Long-Term Line of Credit	10,000
Line of Credit Facility, Periodic Payment, Interest	15,000
Additional loan borrowed	$ 10,000
Tranche Two [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Achievement Of Milestone On Or Before Thirty First Of December Two Thousand And Twenty Two [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								5,000
Tranche Three [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member] | Notes Payable, Other Payables [Member] | Achievement Of Milestone On Or Before Thirty First Of December Two Thousand And Twenty Two [Member]
Disclosure In Entirety Of Notes Payable [Line Items]
Debt Instrument, Face Amount								$ 10,000